Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Notional amount	€ 83,706	€ 84,794
Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(89)	(1,003)
Non-current derivative financial assets	(2,668)	(2,772)
Current derivative financial assets	(712)	(995)
Non-current derivative financial liabilities	2,023	1,835
Current derivative financial liabilities	345	359
Derivative asset (liability), net	(1,012)	(1,573)
Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(3,998)	(6,274)
Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(363)	(2,091)
Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(602)	(205)
Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	4,874	7,567
No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	141	133
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	141	132
Current derivative financial liabilities	0	0
Derivative asset (liability), net	141	132
No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	141	0
No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	133
No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	141	133
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	141	132
Current derivative financial liabilities	0	0
Derivative asset (liability), net	141	132
Exchange rate risk | No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	141	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	133
Exchange rate risk | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	141	133
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	141	132
Current derivative financial liabilities	0	0
Derivative asset (liability), net	141	132
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	141	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	133
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	5,242	2,979
Non-current derivative financial assets	(2,404)	(2,301)
Current derivative financial assets	(466)	(908)
Non-current derivative financial liabilities	1,317	1,438
Current derivative financial liabilities	78	232
Derivative asset (liability), net	(1,475)	(1,539)
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(2,034)	(5,020)
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	116	(904)
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(77)	98
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	7,237	8,805
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,506)	(3,599)
Non-current derivative financial assets	(211)	(914)
Current derivative financial assets	(187)	(480)
Non-current derivative financial liabilities	446	22
Current derivative financial liabilities	9	4
Derivative asset (liability), net	57	(1,368)
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(795)	63
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	2	(801)
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(123)	(1)
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(5,590)	(2,860)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	1,117	1,124
Non-current derivative financial assets	(26)	(24)
Current derivative financial assets	(4)	(11)
Non-current derivative financial liabilities	8	11
Current derivative financial liabilities	9	4
Derivative asset (liability), net	(13)	(20)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	3	64
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	1,114	1,060
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(7,623)	(4,723)
Non-current derivative financial assets	(185)	(890)
Current derivative financial assets	(183)	(469)
Non-current derivative financial liabilities	438	11
Current derivative financial liabilities	0	0
Derivative asset (liability), net	70	(1,348)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(798)	(1)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	2	(801)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(123)	(1)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(6,704)	(3,920)
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	7,978	3,848
Non-current derivative financial assets	(1,742)	(1,245)
Current derivative financial assets	(213)	(131)
Non-current derivative financial liabilities	711	1,124
Current derivative financial liabilities	68	228
Derivative asset (liability), net	(1,176)	(24)
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(1,340)	(5,021)
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	34	26
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	19
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	9,284	8,824
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	9,602	9,193
Non-current derivative financial assets	(1,742)	(1,245)
Current derivative financial assets	(57)	(102)
Non-current derivative financial liabilities	704	1,124
Current derivative financial liabilities	30	95
Derivative asset (liability), net	(1,065)	(128)
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	744	318
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	34	32
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	19
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	8,824	8,824
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	1,297	203
Non-current derivative financial assets	0	0
Current derivative financial assets	(87)	(28)
Non-current derivative financial liabilities	7	0
Current derivative financial liabilities	28	18
Derivative asset (liability), net	(52)	(10)
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	837	209
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	(6)
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	460	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(2,921)	(5,548)
Non-current derivative financial assets	0	0
Current derivative financial assets	(69)	(1)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	10	115
Derivative asset (liability), net	(59)	114
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(2,921)	(5,548)
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	3,770	2,730
Non-current derivative financial assets	(451)	(142)
Current derivative financial assets	(66)	(297)
Non-current derivative financial liabilities	160	292
Current derivative financial liabilities	1	0
Derivative asset (liability), net	(356)	(147)
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	101	(62)
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	80	(129)
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	46	80
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	3,543	2,841
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	3,461	3,228
Non-current derivative financial assets	(445)	(97)
Current derivative financial assets	(66)	(104)
Non-current derivative financial liabilities	74	292
Current derivative financial liabilities	1	0
Derivative asset (liability), net	(436)	91
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	101	189
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	80	118
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	46	80
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	3,234	2,841
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	309	(498)
Non-current derivative financial assets	(6)	(45)
Current derivative financial assets	0	(193)
Non-current derivative financial liabilities	86	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	80	(238)
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	(251)
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	(247)
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	309	0
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(5,331)	(3,982)
Non-current derivative financial assets	(264)	(471)
Current derivative financial assets	(246)	(87)
Non-current derivative financial liabilities	706	397
Current derivative financial liabilities	267	127
Derivative asset (liability), net	463	(34)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(1,964)	(1,254)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(479)	(1,187)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(525)	(303)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(2,363)	(1,238)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(5,115)	(3,787)
Non-current derivative financial assets	(264)	(244)
Current derivative financial assets	(59)	(55)
Non-current derivative financial liabilities	631	170
Current derivative financial liabilities	16	8
Derivative asset (liability), net	324	(121)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(1,539)	(963)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(688)	(1,283)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(525)	(303)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(2,363)	(1,238)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(1,132)	(1,110)
Non-current derivative financial assets	0	(214)
Current derivative financial assets	(179)	(23)
Non-current derivative financial liabilities	0	142
Current derivative financial liabilities	145	101
Derivative asset (liability), net	(34)	6
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(1,132)	(740)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	(370)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	916	915
Non-current derivative financial assets	0	(13)
Current derivative financial assets	(8)	(9)
Non-current derivative financial liabilities	75	85
Current derivative financial liabilities	106	18
Derivative asset (liability), net	173	81
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	707	449
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	209	466
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Loans and Other Debts | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 141	€ 132